Intangible assets and Goodwill - Allocation of goodwill and indefinite-lived trademarks (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 395,804	$ 396,704	$ 379,072
DoubleDown Interactive Co., Ltd.
Disclosure of detailed information about intangible assets [line items]
Goodwill	379,072	379,072
Intangible assets with indefinite useful life	35,000	35,000
SuprNation AB
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 16,732	$ 17,632